Commitments and Contingencies (Details Narrative) - Closed Litigation [Member] $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) Integer	Dec. 31, 2019 USD ($) Integer	Dec. 31, 2018 USD ($)
Number of legal matters | Integer	2	2
Loss contingency, accrued | $	$ 524	$ 524	$ 524